Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Overview, Basis of Presentation and Significant Accounting Policies [Abstract]
Description of Business

Description of Business

Agrify is a developer of branded innovative solutions for the cannabis and hemp industries. Our Señorita brand offers consumers hemp-derived tetrahydrocannabinol (“THC”) beverages that mirror well-known cocktails like a margarita – in three flavors – classic Lime Jalapeño Margarita, Mango Margarita, and Paloma. Known for its clean, fresh taste and commitment to high-quality, natural ingredients, Señorita offers a low-sugar, low-calorie alternative to alcoholic beverages and is available at top retailers including Total Wine, ABC Fine Wine & Spirits, and Binny’s in nine U.S. states and Canada, with plans for expansion and future availability in premier on-premises destinations.

In addition to beverages, Agrify has also historically been a leading provider of innovative cultivation and extraction solutions for the cannabis industry. Prior to the exit of the extraction business on March 30, 2025, the Company’s comprehensive extraction product line (“the Extraction Business”), the Company’s comprehensive extraction product line, which includes hydrocarbon, alcohol, solventless, post-processing, and lab equipment, empowers producers to maximize the quantity and quality of extract required for premium concentrates. Additionally, prior to its sale on December 31, 2024, our proprietary micro-environment-controlled Agrify Vertical Farming Units (“VFUs”) enabled cultivators to produce high quality products for the cannabis industry.

The Company was formed in the State of Nevada on June 6, 2016 as Agrinamics, Inc., and subsequently changed its name to Agrify Corporation. The Company is sometimes referred to herein by the words “we,” “us,” “our,” and similar terminology.

The Company has ten wholly-owned consolidated subsidiaries, which are collectively referred to as the “Subsidiaries” and the Company also has ownership interests in certain companies.

On December 12, 2024, the Company acquired certain assets from Double or Nothing, LLC (“Double or Nothing”), the owner and creator of the Señorita brand of hemp-derived drinks as part of the Company’s strategic plan to reposition itself as a distributor of hemp-derived beverages (and similar products).

On December 31, 2024, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with CP Acquisitions, LLC (“CP”), an entity affiliated with Raymond Chang, the Company’s former Chairman and Chief Executive Officer. Under the Purchase Agreement, CP acquired assets from the Company relating to the Company’s Vertical Farming Units (“VFUs”), including the related Agrify total-turnkey (“TTK”) solution assets and Agrify InsightsTM software solutions (collectively the “Cultivation Business”). The sale of the Cultivation Business occurred following signing on December 31, 2024. The results of the Cultivation Business is presented as discontinued operations in the Consolidated Statements of Operations and, as such, have been excluded from continuing operations. Further, the Company reclassified the assets and liabilities of the Cultivation Business to discontinued operations in the Consolidated Balance Sheet as of December 31, 2023. For further discussion on the discontinued operations, refer to Note 6.

On March 30, 2025, the Company approved the winding down of the Extraction Business by March 31, 2025, including but not limited to, the sale or other disposal of all remaining assets constituting the Extraction Business, the cessation of all business operations related to the Extraction Business, the termination of any outstanding contracts related to the Extraction Business, and termination of any employees primarily involved in the Extraction Business. The results of the Extraction Business are presented as discontinued operations in the Consolidated Statements of Operations and, as such, have been excluded from continuing operations. Further, the Company reclassified the assets and liabilities of the Extraction Business associated with discontinued operations in the Consolidated Balance Sheet as of December 31, 2024 and 2023. The balances as of December 31, 2024 and 2023 reflect historical carrying values, without remeasurement. For further discussion on the discontinued operations, refer to Note 6 included elsewhere in the notes to the consolidated financial statements.

Reverse Stock Splits

Reverse Stock Splits

On July 5, 2023, the Company effected a 1-for-20 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated.

On October 8, 2024, the Company effected a 1-for-15 reverse stock split of its Common Stock. All share and per share information has been retroactively adjusted to give effect to the reverse stock splits for all periods presented unless otherwise indicated.

No fractional shares of Common Stock were issued as a result of these reverse stock splits. Any fractional shares in connection with these reverse stock splits were rounded up to the nearest whole share and no stockholders received cash in lieu of fractional shares. The reverse stock splits had no impact on the number of shares of Common Stock that the Company is authorized to issue pursuant to its articles of incorporation or on the par value per share of the Common Stock. Proportional adjustments were made to the number of shares of Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All share and per share information included in this Annual Report on Form 10-K has been retroactively adjusted to reflect the impact of these reverse stock splits.

Nasdaq Deficiency Notice

Nasdaq Deficiency Notice

On January 19, 2023, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that, for the previous 30 consecutive business days, the bid price for its Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain a continued listing on The Nasdaq Capital Market under the Minimum Bid Requirement. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days to regain compliance with the Minimum Bid Requirement. To regain compliance with the Minimum Bid Requirement, the closing bid price of the Company’s Common Stock must be at least $1.00 per share for a minimum of 10 consecutive trading days during this 180-day compliance period, unless the Staff exercises its discretion to extend the minimum trading day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G). On July 19, 2023, the Company received a notice from Nasdaq confirming its compliance with the minimum bid price rule.

As disclosed in the Current Report on Form 8-K filed on April 17, 2023, the audit committee (the “Audit Committee”) of the Company’s Board of Directors (the “Board”) concluded that, as a result of inadvertent errors in the accounting for warrants previously issued by the Company, it was appropriate to restate the Company’s previously issued unaudited consolidated interim financial statements as of and for the quarterly periods ended March 31, 2022, June 30, 2022 and September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q for such periods in amended quarterly reports for the affected periods. As a result of such restatements, the Company was unable to timely file the 2022 Form 10-K, the First Quarter 2023 Form 10-Q and the Second Quarter 2023 Form 10-Q without unreasonable effort or expense.

On April 18, 2023, the Company received a notice from Nasdaq (the “April Nasdaq Notice”) that it was noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Annual Report on Form 10-K (the “Form 10-K”) with the SEC by the required due date.

On May 17, 2023, the Company received a second notice from Nasdaq (the “May Nasdaq Notice”) that it remained noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “First Quarter Form 10-Q”) with the SEC by the required due date.

On August 16, 2023, the Company received a third notice from Nasdaq that it remain noncompliant with Nasdaq Listing Rule 5250(c)(1) as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC by the required filing date (the “August Nasdaq Notice” and, together with the April Nasdaq Notice and the May Nasdaq Notice, the “Nasdaq Notices”).

The Nasdaq granted the Company an exception until October 16, 2023, to file its 2022 Form 10-K and First and Second Quarter 2023 Forms 10-Q. The Nasdaq Notice had no immediate effect on the listing of the Company’s Common Stock on The Nasdaq Stock Market LLC.

On October 17, 2023, the Company received a Staff Delisting Determination (the “Staff Determination”) from the Listing Qualifications Department of Nasdaq notifying the Company that it was not in compliance with Nasdaq’s continued listing requirements under the Listing Rule as a result of its failure to file the First Quarter Form 10-Q, the Second Quarter Form 10-Q and the Form 10-K for 2023 (collectively, the “Delinquent Reports”) in a timely manner.

On November 16, 2023, the Company received a notice from Nasdaq that the Company remains noncompliant with the Listing Rule as a result of its failure to file its Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2023 with the SEC by the required filing date (the “November Nasdaq Notice” and, together with the April Nasdaq Notice, the May Nasdaq Notice, and the August Nasdaq Notice, the “Nasdaq Notices”).

On December 1, 2023, the Company received a notice from Nasdaq stating that because the Company reported stockholders’ equity of $(17.17) million in its Form 10-Q for the quarter ended March 30, 2023, the Company was no longer in compliance with Nasdaq Listing Rule 5550(b)(1) (the “Primary Equity Listing Rule”), which requires that listed companies maintain a minimum of $2.5 million in stockholders’ equity. In response, the Company timely requested a hearing before a Nasdaq Hearings Panel (the “Panel”), which stayed any further action by the Listing Qualifications Staff. The hearing was held on January 11, 2024. The Company arrived at the hearing having previously cured any additional grounds for delisting as a result of delinquent periodic filings during 2023 that were filed prior to the hearing.

On January 30, 2024, the Company received formal notice that the Panel had granted the Company’s request for an exception through April 15, 2024 to evidence compliance with the Listing Rule. The compliance date of April 15, 2024 represents the full extent of the Panel’s discretion to grant continued listing while the Company is non-compliant with Nasdaq Listing Rules. Accordingly, there can be no assurance that the Company will be able to regain compliance with the Nasdaq listing rules or maintain its listing on the Nasdaq Capital Market. If the Company’s Common Stock is delisted, it could be more difficult to buy or sell the Company’s Common Stock or to obtain accurate quotations, and the price of the Company’s Common Stock could suffer a material decline. Delisting could also impair the Company’s ability to raise capital.

On March 5, 2024, the Company received a deficiency letter from the Staff notifying the Company that, for the last 30 consecutive business days, the bid price for the Company’s Common Stock had closed below $1.00 per share, which is the minimum closing price required to maintain continued listing on the Nasdaq Stock Market under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Requirement”). The Notice had no immediate effect on the listing of the Company’s Common Stock on Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days to regain compliance with the Minimum Bid Requirement. The compliance period for the Company expired on September 3, 2024. On September 4, 2024, the Staff notified the company in writing that it was eligible for an additional 180-day compliance period, or until March 3, 2025, to regain compliance with the Minimum Bid Requirement. On October 8, 2024, the Company completed a 1-for-15 reverse stock split of our Common Stock, in which each fifteen shares of Common Stock issued and outstanding was combined and converted into one share of Common Stock to regain compliance with the Minimum Bid Requirement. On October 22, 2024, the Staff notified the Company that it had regained compliance with the Minimum Bid Requirement.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

Accounting for Wholly-Owned Subsidiaries

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of Agrify Corporation and its wholly-owned subsidiaries, as described above, in accordance with the provisions required by the Consolidation Topic 810 (“ASC 810”) of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The Company includes results of operations of acquired companies from the date of acquisition. All significant intercompany transactions and balances are eliminated.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, the Company evaluates estimates, which include estimates related to accruals, stock-based compensation expense, reported amounts of revenues during the reported period, fair value of warrant liabilities, sales tax liabilities, valuation of deferred tax assets, net realizable value of inventory and collectability of trade accounts, intangible assets, goodwill, and litigation. The Company bases their estimates on historical experience and other market-specific or other relevant assumptions that they believe to be reasonable under the circumstances. Actual results may differ materially from those estimates or assumptions.

The Company regularly evaluates its assets, including asset groups or reporting units, for impairment in accordance with GAAP. The Company is aware of the impact that prolonged net losses can have on the fair value of underlying assets and the overall company. The Company is committed to ensuring that the carrying amounts of its assets are appropriately assessed and adjusted for any impairment, reflecting a true and fair view of its financial position.

Reclassifications

Reclassifications

The Company effected a 1-for-20 reverse stock split of its Common Stock on July 5, 2023 and a 1-for-15 reverse stock split of its Common Stock on October 8, 2024. All share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented unless otherwise indicated. The shares of Common Stock retained a par value of $0.001 per share. Accordingly, the Stockholders’ equity (deficit) section of the consolidated balance sheets reflects the reverse stock split by reclassifying from “Common Stock” to “Additional paid-in capital” an amount equal to the par value of the decreased shares resulting from the reverse stock split.

Certain amounts in the consolidated financial statements related to the prior years have been reclassified to conform to the current year’s presentation.

Discontinued operations

Discontinued Operations

On December 31, 2024, the Company entered into and closed a Purchase Agreement with CP. Under the Purchase Agreement, CP acquired assets from the Company relating to the Cultivation Business. On March 30, 2025, the Company discontinued the Extraction Business.

As the sale of the Cultivation Business and Extraction Business represented a strategic shift that will have a major effect on the Company’s operations and financial results, they have been presented in discontinued operations in accordance with ASC 205, Presentation of Financial Statements, separate from continuing operations for the years ended December 31, 2024 and 2023, as applicable. For further discussion, refer to Note 6.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist principally of cash and deposits with maturities of three months or less as of December 31, 2024 and December 31, 2023. All cash equivalents are carried at cost, which approximates fair value.

Marketable Securities

Marketable Securities

The Company’s marketable security investments primarily include investments held in mutual funds, municipal bonds, and corporate bonds. The mutual funds are recorded at fair value in the accompanying consolidated balance sheets as part of cash and cash equivalents. The municipal and corporate bonds are considered to be held-to-maturity securities and are recorded at amortized cost in the accompanying consolidated balance sheets. The fair value of these investments was estimated using recently executed transactions and market price quotations. The Company considers current assets to be those investments that will mature within the next 12 months, including interest receivable on long-term bonds.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable, net, primarily consists of amounts for goods and services that are billed and currently due from customers. In accordance with the current expect credited loss (“CECL”) impairment model under ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), accounts receivable balances are presented net of an allowance for credit losses, which are an estimate of billed or borrowed amounts that may not be collectible. In determining the amount of the allowance at each reporting date, management makes judgments about general economic conditions, historical write-off experience, and any specific risks identified in customer or borrower collection matters, including the aging of unpaid accounts receivable and changes in customer or borrower financial conditions. Accounts receivable balances are written off after all means of collection are exhausted and the potential for non-recovery is determined to be probable. Adjustments to the allowance for credit losses are recorded as general and administrative expenses in the consolidated statements of operations.

Concentration of Credit Risk and Significant Customer

Concentration of Credit Risk and Significant Customer

Financial instruments that potentially subject the Company to a concentration of credit risk primarily consist of cash, cash equivalents, marketable securities, and accounts receivable. Cash equivalents primarily consist of money market funds with original maturities of three months or less, which are invested primarily with U.S. financial institutions. Cash deposits with financial institutions generally exceed federally insured limits. Management believes minimal credit risk exists with respect to these financial institutions and the Company has not experienced any losses on such amounts.

For the year ended December 31, 2024, one customer accounted for 100% of revenue. For the year ended December 31, 2023, the Company did not have revenue from continuing operations.

As of December 31, 2024 and 2023, one customer accounted for 100% of accounts receivable. As of December 31, 2023, the Company did not have accounts receivable associated with continuing operations.

Inventories

Inventories

The Company values all its inventories, which consist primarily of significant raw material hardware components, at the lower of cost or net realizable value, with cost principally determined by the weighted-average cost method on a first-in, first-out basis. Write-offs of potentially slow-moving or damaged inventory are recorded through specific identification of obsolete or damaged material.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expenses are recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life (Years)
Computer and office equipment	2 to 3
Furniture and fixtures	2
Software	3
Vehicles	5
Research and development of laboratory equipment	5
Machinery and equipment	3 to 5
Trade show assets	3 to 5
Leasehold improvements	Lower of estimated useful life or remaining lease term

The estimated useful lives of the Company’s property and equipment are periodically assessed to determine if changes are appropriate. The Company charges maintenance and repairs to expense as incurred. When the Company retires or disposes of assets, the carrying cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheets and any resulting gain or loss is included in the consolidated statements of operations in the period of retirement or disposal.

Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated once placed into service. During construction, costs are accumulated in a construction-in-progress account, with no depreciation. Upon completion, costs are transferred to the appropriate asset account, and depreciation begins when the asset is placed into service.

Goodwill

Goodwill

Goodwill is defined as the excess of cost over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is tested for impairment annually, and more frequently if events and circumstances indicate that the asset might be impaired. A goodwill impairment charge is recorded if the amount by which the Company’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Factors that could lead to a future impairment include material uncertainties such as a significant reduction in projected revenues, a deterioration of projected financial performance, future acquisitions and/or mergers, and/or a decline in the Company’s market value as a result of a significant sustained decline in the Company’s stock price.

Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate there might be an impairment. An impaired asset is written down to its estimated fair value based upon the most recent information.

During the year ended December 31, 2024, the Company performed a qualitative analysis for its goodwill impairment test. The Company applies the guidance in ASU 2011-08 Intangibles-Goodwill and Other-Testing Goodwill for Impairment, which provides entities with an option to perform a qualitative assessment (commonly referred to as “Step Zero”) to determine whether further quantitative analysis for impairment of goodwill is necessary. A goodwill impairment charge is recorded if the amount by which our carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Factors that could lead to a future impairment include material uncertainties such as a significant reduction in projected revenues, a deterioration of projected financial performance, future acquisitions and/or mergers, and a decline in our market value as a result of a significant sustained decline in our stock price. As a result of the Company’s Step Zero analysis, no further quantitative impairment test was deemed necessary.

Warrant Liabilities

Warrant Liabilities

The Company evaluates all its financial instruments, including issued private placement stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock among other conditions for equity classification.

For issued or modified warrants that meet all of the criteria for equity classification, they are recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that are precluded from equity classification, they are recorded as a liability at their initial fair value on the date of issuance and subject to remeasurement on each balance sheet date with changes in the estimated fair value of the warrants to be recognized as an unrealized gain or loss in the consolidated statements of operations.

Convertible Notes Payable

Convertible Notes Payable

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with ASC 815. The accounting treatment of derivative financial instruments requires that the Company identify and record certain embedded conversion options (“ECOs”), certain variable-share settlement features, and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as an unrealized non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification. Bifurcated embedded conversion options, variable-share settlement features, and any related freestanding instruments are recorded as a discount to the host instrument which is amortized to interest expense over the life of the respective note using the effective interest method.

Debt Issuance Costs and Debt Discount

Debt Issuance Costs and Debt Discount

The Company may record debt issuance costs and/or debt discounts in connection with the issuance of debt. The Company may cover these costs by paying cash or issuing warrants. These costs are amortized to interest expense over the expected life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

Original Issue Discount

Certain convertible debt issued by the Company, may provide the debt holder with an original issue discount. The Company would record the original issue discount to debt discount, reducing the face amount of the note, and is then amortized to interest expense over the life of the debt.

Leases

Leases

The Company determines at the inception of an asset contract if such arrangement is or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset and a lease liability on its consolidated balance sheet for all leases with an initial lease term of greater than 12 months. A lease with an initial term of 12 months or less is not recorded on the balance sheet, but related payments are recognized as an expense on a straight-line basis over the lease term.

The Company’s asset contracts may contain both lease and non-lease components. Non-lease components may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of future lease payments over the expected lease term. The Company determines the present value of future lease payments by using its estimated secured incremental borrowing rate for that lease term as the interest rate implicit in the lease is not readily determinable. The Company estimates its secured incremental borrowing rate for each lease based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

Certain of the Company’s leases include options to extend or terminate the lease. The amounts determined for the Company’s right-of-use assets and lease liabilities generally do not assume that renewal options or early-termination provisions, if any, are exercised unless it is reasonably certain that the Company will exercise such options.

Contract Liabilities

Contract Liabilities

Contract Liabilities includes amounts collected, billed in excess of revenue or customer deposits that the Company can recognize. The Company recognizes contract liabilities and non-current contract liabilities as revenue as the related performance obligation is satisfied. The Company records contract liabilities that will be recognized during the succeeding twelve-month period as a current liability on the consolidated balance sheets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, marketable securities, accounts receivable, contingent considerations, long-term debt, related party debt, and warrant liabilities. Refer to Note 4 - Fair Value Measures, included elsewhere in the notes to the consolidated financial statements for details of the Company’s financial instruments.

Stock-Based Compensation

Stock-Based Compensation

The Company measures all stock options and other stock-based awards granted to employees, directors and consultants based on the fair value on the date of the grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. Forfeitures are recognized as incurred. Historically, the Company has issued stock options to employees, directors and consultants with only service-based vesting conditions and records the expense for these awards using the straight-line method.

The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified.

The Company estimates the fair value of each stock option grant on the date of the grant using the Black-Scholes option-pricing model. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Business Combinations

Business Combinations

The Company accounts for business acquisitions using the acquisition method of accounting, in accordance with which assets acquired and liabilities assumed are recorded at their respective fair values at the acquisition date. The fair value of the consideration paid is assigned to the assets acquired and liabilities assumed based on their respective fair values. Goodwill represents the excess of the purchase price over the estimated fair values of the assets acquired and liabilities assumed.

The Company’s management exercises significant judgments in determining the fair value of assets acquired and liabilities assumed, as well as intangibles and their estimated useful lives. Fair value and useful life determinations are based on, among other factors, estimates of future expected cash flows, royalty cost savings and appropriate discount rates used in computing present values. These judgments may materially impact the estimates used in allocating acquisition date fair values to assets acquired and liabilities assumed, as well as the Company’s current and future operating results. Actual results may vary from these estimates which may result in adjustments to goodwill and acquisition date fair values of assets and liabilities during a measurement period or upon a final determination of asset and liability fair values, whichever occurs first. Adjustments to the fair value of assets and liabilities made after the end of the measurement period are recorded within the Company’s operating results.

Revenue Recognition

Revenue Recognition

Overview

We generate revenue from hemp-derived beverage sales.

In accordance with ASC Topic 606, Revenue Recognition (“ASC 606”), we recognize revenue from contracts with customers using a five-step model, which is described below:

●	identify the customer contract;
●	identify performance obligations that are distinct;
●	determine the transaction price;
●	allocate the transaction price to the distinct performance obligations; and
●	recognize revenue as the performance obligations are satisfied.

Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer. The Company satisfies its performance obligation upon transferring goods or services to a customer and transfers control upon the customer taking possession.

Significant Judgments

The Company enters into contracts that may include various combinations of equipment and, services which are generally capable of being distinct and accounted for as separate performance obligations. Contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Once the Company determines the performance obligations, it determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company then allocates the transaction price to each performance obligation in the contract based on the standalone selling price (“SSP”). The corresponding revenue is recognized as the related performance obligations are satisfied.

Judgment is required to determine the SSP for each distinct performance obligation. The Company determines SSP based on the price at which the performance obligation is sold separately and the methods of estimating SSP under the guidance of ASC 606. If the SSP is not observable through past transactions, the Company estimates the SSP, taking into account available information such as market conditions, expected margins, and internally approved pricing guidelines related to the performance obligations. The Company typically satisfies its performance obligations for equipment sales when equipment is made available for shipment to the customer; for services sales as services are rendered to the customer.

The Company utilizes the cost-plus margin method to determine the SSP for equipment and services. This method is based on the cost of the services from third parties, plus a reasonable markup that the Company believes is reflective of a market-based reseller margin.

The Company determines the SSP for services in time and materials contracts by observable prices in standalone services arrangements.

Payment terms with customers typically require payment 30 days from the invoice date. The Company’s agreements with its customers do not provide for any refunds for services or products and therefore no specific reserve for such is maintained. In the infrequent instances where customers raise concern over delivered products or services, the Company has endeavored to remedy the concern and all costs related to such matters have been insignificant in all periods presented.

The Company has elected to treat shipping and handling activities after the customer obtains control of the goods as a fulfillment cost and not as a promised good or service. Accordingly, the Company will accrue all fulfillment costs related to the shipping and handling of consumer goods at the time of shipment. The Company has payment terms with its customers of one year or less and has elected the practical expedient applicable to such contracts not to consider the time value of money. Sales, value add, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company receives payment from customers based on specified terms that are generally less than 30 days from the satisfaction of performance obligations. There are no contract assets related to performance under the contract. The difference in the opening and closing balances of the Company’s contract liabilities primarily results from the timing difference between the Company’s performance and the customer’s payment. The Company fulfills obligations under a contract with a customer by transferring products and services in exchange for consideration from the customer. Accounts receivable are recorded when the customer has been billed or the right to consideration is unconditional. The Company recognizes a contract liability when consideration has been received and the Company has a future obligation to transfer certain proprietary products.

In accordance with ASC 606, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable. The majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

The Company generally provides a one-year warranty on its products for materials and workmanship but may provide multiple-year warranties as negotiated, and generally transfers to its customers the warranties it receives from its vendors, if any, which generally cover this one-year period. In accordance with ASC Topic 450, Accounting for Contingencies, (“ASC 450”) the Company accrues for product warranties when the loss is probable and can be reasonably estimated. The Company maintained a reserve for warranty returns of $47,000 and $0.1 million as of December 31, 2024 and December 31, 2023, respectively. The Company’s reserve for warranty returns is included in accrued expenses and other current liabilities in its consolidated balance sheets. Additional information regarding the Company’s warranty reserve may be found in Note 3 – Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

Research and Development Costs

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development expenses include payroll, employee benefits and other expenses associated with product development. The Company incurs research and development costs associated with the development and enhancement of both hardware and software products associated with its extraction equipment.

Income Taxes

Income Taxes

The Company accounts for income taxes pursuant to the provisions of ASC Topic 740, Income Taxes (“ASC 740”), which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred tax asset will not be realized.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740, the benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits.

The Company recognizes the benefit of a tax position when it is effectively settled. ASC 740, provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. ASC 740 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority. For tax positions considered effectively settled, the Company recognizes the full amount of the tax benefit.

The Company’s provision for income taxes is measured using an annual effective tax rate, adjusted for discrete items within the period presented. To determine the annual effective tax rate, the Company estimates both the total income (loss) before income taxes for the full year and the jurisdictions in which that income (loss) is subject to tax. The actual effective tax rate for the full year may differ from these estimates if income (loss) before income taxes is greater than or less than what was estimated or if the allocation of income (loss) to jurisdictions in which it is taxed is different from the estimated allocations.

The provision for income taxes represents Federal, state and local income taxes. The effective rate differs from statutory rates due to the effect of certain nondeductible expenses. Our effective tax rate will change from quarter to quarter based on recurring and non-recurring factors including, but not limited to, the geographical mix of earnings, enacted tax legislation, and state and local income taxes. In addition, changes in judgment from the evaluation of new information resulting in the recognition, derecognition or re-measurement of a tax position taken in a prior annual period is recognized separately in the quarter of the change.

Tax contingencies are recorded, if needed, to address potential exposure involving tax positions the Company has taken that could be challenged by tax authorities. These potential exposures could result from applications of various statutes, rules, regulations and interpretations. Any estimates of tax contingencies contain assumptions and judgments about potential actions by taxing jurisdictions. Any interest and penalties related to uncertain tax positions would be included as part of the income tax provision. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis of or changes in tax laws, regulations and interpretations thereof as well as other factors.

Net Loss Per Share

Net Loss Per Share

The Company presents basic and diluted net loss per share attributable to holders of the Company’s Common Stock in conformity with the one-class method. The Company computes basic loss per share by dividing net loss available to Common Stockholders by the weighted-average number of Common Stock outstanding. Diluted loss/income per share adjusts basic loss per share for the potentially dilutive impact of convertible notes, stock options, restricted stock units and warrants. As the Company has reported losses for the years ended December 31, 2024 and 2023, all potentially dilutive securities including convertible notes, stock options, restricted stock units and warrants, are anti-dilutive, and accordingly, basic net loss per share equals diluted net loss per share for those periods.

Net loss per share calculations for all periods have been adjusted to reflect the reverse stock splits effected on July 5, 2023 and October 8, 2024.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures, to provide enhanced segment disclosures. The standard will require disclosures about significant segment expense categories and amounts for each reportable segment, for all periods presented. Additionally, the standard requires public entities to disclose the title and position of the Chief Operating Decision Maker (“CODM”) in the consolidated financial statements. These enhanced disclosures are required for all entities on an interim and annual basis, effective for fiscal years beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recently announced accounting pronouncements

Recently Announced Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard applies to all entities subject to income taxes and is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The Company is currently in the process of evaluating the effect of this guidance on its financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses. This guidance requires additional disclosure of certain amounts included in the expense captions presented on the Statement of Operations as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted for annual financial statements that have not yet been issued. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the disclosure impact that ASU 2024-04 may have on its financial statement presentation and disclosures.

Other recent accounting pronouncements did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.